Regulatory Matters and Shareholders' Equity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Corporation [Member]
Component of actual and required capital amounts and ratios
Tier 1 leverage ratio (to average assets), Actual, Amount	$ 38,393	$ 35,086
Tier 1 leverage ratio (to average assets), Actual, Ratio	9.10%	9.10%
Tier 1 leverage ratio (to average assets), For Capital Adequacy Purposes, Amount	16,967	15,349
Tier 1 leverage ratio (to average assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 risk-based capital ratio (to risk-weighted assets), Actual, Amount	38,393	35,086
Tier 1 risk-based capital ratio (to risk-weighted assets), Actual, Ratio	18.00%	16.80%
Tier 1 risk-based capital ratio (to risk-weighted assets), For Capital Adequacy Purposes, Amount	8,527	8,332
Tier 1 risk-based capital ratio (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total risk-based capital ratio (to risk-weighted assets), Actual, Amount	41,255	37,884
Total risk-based capital ratio (to risk-weighted assets), Actual, Ratio	19.40%	18.20%
Total risk-based capital ratio (to risk-weighted assets), For Capital Adequacy Purposes, Amount	17,054	16,663
Total risk-based capital ratio (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Bank [Member]
Component of actual and required capital amounts and ratios
Tier 1 leverage ratio (to average assets), Actual, Amount	37,734	34,329
Tier 1 leverage ratio (to average assets), Actual, Ratio	8.80%	9.00%
Tier 1 leverage ratio (to average assets), For Capital Adequacy Purposes, Amount	16,951	15,325
Tier 1 leverage ratio (to average assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 leverage ratio (to average assets), To be Well Capitalized under Prompt Corrective Action Provisions, Amount	21,189	19,157
Tier 1 leverage ratio (to average assets), To be Well Capitalized under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Tier 1 risk-based capital ratio (to risk-weighted assets), Actual, Amount	37,734	34,329
Tier 1 risk-based capital ratio (to risk-weighted assets), Actual, Ratio	17.60%	16.50%
Tier 1 risk-based capital ratio (to risk-weighted assets), For Capital Adequacy Purposes, Amount	8,500	8,304
Tier 1 risk-based capital ratio (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 risk-based capital ratio (to risk-weighted assets), To be Well Capitalized under Prompt Corrective Action Provisions, Amount	12,749	12,455
Tier 1 risk-based capital ratio (to risk-weighted assets), To be Well Capitalized under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Total risk-based capital ratio (to risk-weighted assets), Actual, Amount	40,034	36,932
Total risk-based capital ratio (to risk-weighted assets), Actual, Ratio	18.80%	17.80%
Total risk-based capital ratio (to risk-weighted assets), For Capital Adequacy Purposes, Amount	16,999	16,607
Total risk-based capital ratio (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total risk-based capital ratio (to risk-weighted assets), To be Well Capitalized under Prompt Corrective Action Provisions, Amount	$ 21,249	$ 20,759
Total risk-based capital ratio (to risk-weighted assets), To be Well Capitalized under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%